Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 12, 2024	Aug. 07, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Mezzanine Equity [Abstract]
Deemed preferred dividend			$ 1,451,187	$ 249,515
Mezzanine equity			79,159,445	49,799,004	$ 77,708,258	$ 49,549,489
Noncontrolling Interest [Abstract]
Dividend distributions to noncontrolling shareholders			2,848,198	0
MPC Capital [Member]
Noncontrolling Interest [Abstract]
Dividends declared			10,975,490
Dividends received from subsidiary			8,127,292
Dividend distributions to noncontrolling shareholders			$ 2,848,198
Series D Preferred Shares [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate		5.00%	5.00%		5.00%
Preferred stock issued (in shares)			100,000		100,000
Effective interest rate			10.24%
Preferred stock, redemption period			9 years
Deemed preferred dividend			$ 1,451,187	$ 249,515
Mezzanine equity			79,159,445
Series D Preferred Shares [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate	5.00%	5.00%
Preferred stock issued (in shares)	50,000	50,000
Preferred shares, stated amount (in dollars per share)		$ 1,000
Preferred stock, par value (in dollars per share)		$ 0.001
Consideration received for preferred shares issued	$ 50,000,000	$ 50,000,000
Deemed preferred dividend			2,097,222
Dividend payable			$ 1,104,166		$ 687,500